U.S. LARGE COMPANY PORTFOLIO
U.S. Large Company Portfolio
INVESTMENT OBJECTIVE
The U.S. Large Company Portfolio seeks, as its investment objective, to approximate the total investment return of the S&P 500® Index.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Large Company Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	U.S. LARGE COMPANY PORTFOLIO U.S. Large Company Portfolio
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	U.S. LARGE COMPANY PORTFOLIO U.S. Large Company Portfolio
Management Fee	0.075%
Other Expenses	0.025%
Total Annual Fund Operating Expenses	0.10%

Example
This Example is meant to help you compare the cost of investing in the U.S. Large Company Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
U.S. LARGE COMPANY PORTFOLIO U.S. Large Company Portfolio	10	32	56	128

Portfolio Turnover
The U.S. Large Company Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the U.S. Large Company Portfolio’s portfolio turnover rate was 4% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the “Advisor”) believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Large Company Portfolio generally invests in the stocks that comprise the S&P 500® Index in approximately the proportions they are represented in the S&P 500® Index. The S&P 500® Index is comprised of a broad and diverse group of stocks. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 75% of the total market capitalization of all publicly traded U.S. stocks. For the U.S. Large Company Portfolio, the Advisor considers the stocks that comprise the S&P 500® Index to be those of large companies. Under normal market conditions, at least 95% of the U.S. Large Company Portfolio’s net assets will be invested in the stocks that comprise the S&P 500® Index. As a non-fundamental policy, under normal circumstances, the U.S. Large Company Portfolio will invest at least 80% of its net assets in securities of large U.S. companies.

Ordinarily, portfolio companies will not be sold except to reflect additions or deletions of the companies that comprise the S&P 500® Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the U.S. Large Company Portfolio’s shares. Given the impact on prices of securities affected by the reconstitution of the S&P 500® Index around the time of a reconstitution date, the U.S. Large Company Portfolio may purchase or sell securities that may be impacted by the reconstitution before or after the reconstitution date of the S&P 500® Index. In seeking to approximate the total investment return of the S&P 500® Index, the Advisor may also adjust the representation of securities in the U.S. Large Company Portfolio after considering such securities’ characteristics and other factors the Advisor determines to be appropriate.

The U.S. Large Company Portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The U.S. Large Company Portfolio may lend its portfolio securities to generate additional income.

About the S&P 500® Index: The Standard & Poor’s 500 Composite Stock Price Index® is market capitalization weighted (adjusted for free float). Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall. For information concerning Standard & Poor’s Rating Group, a division of The McGraw Hill Companies (“S&P”), and disclaimers of S&P with respect to the U.S. Large Company Portfolio, see “Standard & Poor’s—Information and Disclaimers.”
PRINCIPAL RISKS
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Large Company Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Derivatives Risk: Derivatives are instruments, such as futures contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Large Company Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Large Company Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Large Company Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the U.S. Large Company Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The U.S. Large Company Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the U.S. Large Company Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.
U.S. Large Company Portfolio Institutional Class Shares Total Returns (%)

January 2003-December 2012
Highest Quarter	Lowest Quarter
15.93 (4/09-6/09)	-21.78 (10/08-12/08)

Periods ending December 31, 2012 Annualized Returns (%)
Average Annual Total Returns U.S. LARGE COMPANY PORTFOLIO		One Year	Five Years	Ten Years
U.S. Large Company Portfolio		15.82%	1.72%	7.11%
U.S. Large Company Portfolio Return After Taxes on Distributions		15.38%	1.33%	6.73%
U.S. Large Company Portfolio Return After Taxes on Distributions and Sale of Portfolio Shares		10.70%	1.34%	6.15%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	[1]	16.00%	1.66%	7.10%
[1]	Copyright© 2010 Standard & Poor's Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. All rights reserved.